Intangibles And Goodwill	12 Months Ended
Aug. 31, 2018
Intangibles And Goodwill [Abstract]
Intangibles And Goodwill

10. INTANGIBLES AND GOODWILL

	2018	2017
	$	$
Broadcast rights and licences
Cable systems	4,016	4,016
DTH and satellite services	1,013	1,013
	5,029	5,029
Wireless spectrum licences	1,953	1,947
Other intangibles
Software	434	380
Customer relationships	66	79
	7,482	7,435
Goodwill
Cable and telecommunications systems	79	79
Wireless	201	201
	280	280
Net book value	7,762	7,715

Broadcast rights and licences, trademark, brands and wireless spectrum licences have been assessed as having indefinite useful lives. While licences must be renewed from time to time, the Company has never failed to do so. In addition, there are currently no legal, regulatory, competitive or other factors that limit the useful lives of these assets.

The changes in the carrying amount of intangibles with indefinite useful lives, and therefore not subject to amortization, are as follows:

	Broadcast rights and licences	Trademark and brands	Goodwill	Wireless spectrum licences
	$	$	$	$
September 1, 2016	5,029	53	1,315	1,517
Additions	–	–	–	430
Disposition [note 3]	–	(51)	(958)	–
Write-down [note 3]	–	–	(32)	–
Foreign currency translation	–	(2)	(45)	–
August 31, 2017	5,029	–	280	1,947
Additions	–	–	–	25
Disposition	–	–	–	(19)
August 31, 2018	5,029	–	280	1,953

Intangibles subject to amortization are as follows:

	August 31, 2018			August 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
	$	$	$	$	$	$
Software	595	183	412	524	147	377
Software under construction	22	–	22	3	–	3
Customer relationships	114	48	66	114	35	79
	731	231	500	641	182	459

The changes in the carrying amount of intangibles subject to amortization are as follows:

	Program rights and advances	Software	Software under construction	Customer relationships	Total
	$	$	$	$	$
September 1, 2016	–	118	211	522	851
Additions	1	99	26	–	126
Transfers	–	234	(234)	–	–
Disposition [note 3]	–	(7)	–	(386)	(393)
Amortization	(1)	(67)	–	(39)	(107)
Foreign currency translation	–	–	–	(18)	(18)
August 31, 2017	–	377	3	79	459
Additions	–	121	17	–	138
Transfers	–	(2)	2	–	–
Amortization	–	(84)	–	(13)	(97)
August 31, 2018	–	412	22	66	500

Impairment testing of indefinite-life intangibles and goodwill

The Company conducted its annual impairment test on goodwill and indefinite-life intangibles as at February 1, 2018 and the recoverable amount of the cash generating units exceeded their carrying value.

A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Cable cash generating unit as at February 1, 2018 would not result in any impairment loss. A hypothetical decline of 10% in the recoverable amount of the broadcast rights and licences for the Satellite cash generating unit as at February 1, 2018 would not result in an impairment loss. The Wireless cash generating unit was created with the acquisition of Freedom on March 1, 2016. A hypothetical decline of 10% in the recoverable amount of the Wireless generating unit as at February 1, 2018 would not result in any impairment loss.

Any changes in economic conditions since the impairment testing conducted as at February 1, 2018 do not represent events or changes in circumstance that would be indicative of impairment at August 31, 2018.

Significant estimates inherent to this analysis include discount rates and the terminal value. At February 1, 2018, the estimates that have been utilized in the impairment tests reflect any changes in market conditions and are as follows:

		Terminal value
	Post-tax discount rate	Terminal growth rate	Terminal operating income before restructuring costs and amortization multiple
Cable	8.0%	2.5%	7.5X
Satellite	8.5%	0.0%	5.5X
Wireless	9.0%	2.5%	8.0X

A sensitivity analysis of significant estimates is conducted as part of every impairment test.  With respect to the impairment tests performed in the second quarter, the estimated decline in recoverable amount for the sensitivity of significant estimates is as follows:

	Estimated decline in recoverable amount
		Terminal value
	1% increase in discount rate	1% decrease in terminal growth rate	0.5 times decrease in terminal operating income before restructuring costs and amortization multiple
Cable	10.0%	6.0%	3.0%
Satellite	7.0%	n/a	3.0%
Wireless	11.0%	7.0%	3.0%